Lease Right-Of-Use Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Or Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	$ 23	$ 16
Cost Of Goods Sold [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	16	13
Selling And Administrative Expenses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	$ 7	$ 3